Investment Objectives and Goals - Simplify High Yield ETF	Feb. 11, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY HIGH YIELD ETF
Objective, Primary [Text Block]

Investment Objective: Simplify High Yield ETF (the “Fund” or “CDX”) seeks to maximize current income by investing primarily in high-yield bonds through swaps on exchange traded funds while mitigating credit risk.